Additional Information - Summary of Results from Operation from Oil and Gas Production Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Results Of Operation From Oil And Gas Production Activities [Line Items]
Oil and gas revenue	$ 12,263	$ 14,028	$ 5,624
Production costs	(1,798)	(1,630)	(504)
Exploration expenses	(354)	(460)	(54)
Depreciation, depletion, amortisation and valuation provision	(5,843)	(1,936)	(769)
Production taxes	(392)	(445)	(218)
Accretion expense	(237)	(108)	(24)
Income taxes	(1,449)	(2,858)	(1,312)
Royalty-related taxes	(367)	(501)
Results of oil and gas producing activities	1,823	6,090	2,743
Australia [member]
Disclosure In Tabular Form Of Results Of Operation From Oil And Gas Production Activities [Line Items]
Oil and gas revenue	9,699	12,453	5,624
Production costs	(1,396)	(1,277)	(504)
Exploration expenses	(55)	(20)	(6)
Depreciation, depletion, amortisation and valuation provision	(3,288)	(1,476)	(501)
Production taxes	(363)	(429)	(218)
Accretion expense	(179)	(85)	(23)
Income taxes	(1,449)	(2,707)	(1,312)
Royalty-related taxes	(367)	(501)
Results of oil and gas producing activities	2,602	5,958	3,060
International [member]
Disclosure In Tabular Form Of Results Of Operation From Oil And Gas Production Activities [Line Items]
Oil and gas revenue	2,564	1,575
Production costs	(402)	(353)
Exploration expenses	(299)	(440)	(48)
Depreciation, depletion, amortisation and valuation provision	(2,555)	(460)	(268)
Production taxes	(29)	(16)
Accretion expense	(58)	(23)	(1)
Income taxes		(151)
Results of oil and gas producing activities	$ (779)	$ 132	$ (317)